ALPS Variable Investment Trust

Schedules of Investments
(Unaudited)

March 31, 2026

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.01%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	25,070	$1,232,441
Eaton Vance Mortgage Opportunities ETF	12,190	613,401
Eaton Vance Total Return Bond ETF	72,070	3,657,553
iShares® Broad USD High Yield Corporate Bond ETF	41,787	1,539,433
iShares® Core S&P 500® ETF	2,799	1,828,335
iShares® S&P 100 ETF	960	305,347
JPMorgan Core Plus Bond ETF	45,330	2,134,136
Schwab Fundamental International Equity ETF	12,737	623,221
Schwab US TIPS ETF	34,720	923,899
SPDR® Portfolio Intermediate Term Corporate Bond ETF	45,640	1,530,766
Vanguard® Emerging Markets Government Bond ETF	14,045	922,616
Vanguard® FTSE Developed Markets ETF	9,693	621,128
Vanguard® FTSE Emerging Markets ETF	8,626	466,235
Vanguard® Mortgage-Backed Securities ETF	26,288	1,234,222
Vanguard® Short-Term Bond ETF	31,064	2,435,728
Vanguard® Small-Cap ETF	1,165	305,137
Vanguard® Total Bond Market ETF	86,880	6,397,843
Vanguard® Total International Bond ETF	25,623	1,231,185
Vanguard® Total Stock Market ETF	6,158	1,975,548
Total Exchange Traded Funds
(Cost $28,881,614)		29,978,174
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.48%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.600%	451,999	$451,999

Total Short-Term Investments
(Cost $451,999)			451,999

Total Investments - 99.49%
(Total cost $29,333,613)			30,430,173

Other Assets in Excess of Liabilities - 0.51%			155,377

Net Assets - 100.00%			$30,585,550

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.42%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	32,270	$1,586,393
Eaton Vance Mortgage Opportunities ETF	10,490	527,857
Eaton Vance Total Return Bond ETF	101,780	5,165,335
iShares® Broad USD High Yield Corporate Bond ETF	42,704	1,573,215
iShares® Core S&P 500® ETF	7,340	4,794,561
iShares® MSCI Emerging Markets ex China ETF	6,560	516,010
iShares® S&P 100 ETF	4,710	1,498,110
JPMorgan Core Plus Bond ETF	55,170	2,597,404
Schwab Fundamental International Equity ETF	42,865	2,097,384
Schwab US TIPS ETF	40,000	1,064,400
SPDR® Portfolio Intermediate Term Corporate Bond ETF	47,225	1,583,926
Vanguard® Emerging Markets Government Bond ETF	11,840	777,770
Vanguard® FTSE Developed Markets ETF	36,339	2,328,603
Vanguard® FTSE Emerging Markets ETF	18,710	1,011,276
Vanguard® Mega Cap Growth ETF	1,360	499,718
Vanguard® Mortgage-Backed Securities ETF	38,860	1,824,477
Vanguard® Short-Term Bond ETF	40,037	3,139,301
Vanguard® Small-Cap ETF	3,910	1,024,107
Vanguard® Total Bond Market ETF	134,116	9,876,302
Vanguard® Total International Bond ETF	21,955	1,054,938
Vanguard® Total Stock Market ETF	20,628	6,617,669
Total Exchange Traded Funds
(Cost $47,034,184)		51,158,756
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.72%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.600%	373,558	$373,558

Total Short-Term Investments
(Cost $373,558)			373,558

Total Investments - 100.14%
(Total cost $47,407,742)			51,532,314

Liabilities in Excess of Other Assets - (0.14)%			(73,087)

Net Assets - 100.00%			$51,459,227

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.25%
Eaton Vance Total Return Bond ETF	301,820	$15,317,365
iShares® Broad USD High Yield Corporate Bond ETF	46,242	1,703,555
iShares® Core S&P 500® ETF	33,863	22,119,650
iShares® Core S&P® Mid-Cap ETF	24,295	1,640,641
iShares® MSCI Emerging Markets ex China ETF	42,620	3,352,489
iShares® S&P 100 ETF	25,495	8,109,195
JPMorgan Core Plus Bond ETF	145,970	6,872,268
Schwab Fundamental International Equity ETF	208,824	10,217,758
Schwab US TIPS ETF	64,960	1,728,586
SPDR® Portfolio Intermediate Term Corporate Bond ETF	51,125	1,714,732
Vanguard® FTSE Developed Markets ETF	193,532	12,401,531
Vanguard® FTSE Emerging Markets ETF	91,138	4,926,009
Vanguard® Mega Cap Growth ETF	8,870	3,259,193
Vanguard® Mortgage-Backed Securities ETF	73,355	3,444,017
Vanguard® Short-Term Bond ETF	87,827	6,886,515
Vanguard® Small-Cap ETF	22,015	5,766,169
Vanguard® Total Bond Market ETF	396,680	29,211,515
Vanguard® Total Stock Market ETF	84,259	27,031,130
Total Exchange Traded Funds
(Cost $144,520,075)		165,702,318
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.97%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.600%	1,624,601	$1,624,601

Total Short-Term Investments
(Cost $1,624,601)			1,624,601

Total Investments - 100.22%
(Total cost $146,144,676)			167,326,919

Liabilities in Excess of Other Assets - (0.22)%			(368,667)

Net Assets - 100.00%			$166,958,252

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.97%
Eaton Vance Total Return Bond ETF	404,890	$20,548,168
iShares® Core S&P 500® ETF	73,395	47,942,348
iShares® Core S&P® Mid-Cap ETF	128,930	8,706,643
iShares® MSCI Emerging Markets ex China ETF	110,500	8,691,930
iShares® S&P 100 ETF	54,305	17,272,791
JPMorgan Core Plus Bond ETF	127,860	6,019,649
Schwab Fundamental International Equity ETF	481,921	23,580,395
Vanguard® FTSE Developed Markets ETF	454,427	29,119,682
Vanguard® FTSE Emerging Markets ETF	215,047	11,623,290
Vanguard® Mega Cap Growth ETF	23,520	8,642,189
Vanguard® Small-Cap ETF	55,625	14,569,300
Vanguard® Total Bond Market ETF	441,280	32,495,859
Vanguard® Total Stock Market ETF	195,016	62,563,083
Total Exchange Traded Funds
(Cost $223,821,964)		291,775,327

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.07%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.600%	202,669	$202,669

Total Short-Term Investments
(Cost $202,669)			202,669

Total Investments - 100.04%
(Total cost $224,024,633)			291,977,996

Liabilities in Excess of Other Assets - (0.04)%			(122,195)

Net Assets - 100.00%			$291,855,801

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation

Portfolio Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.92%
Eaton Vance Total Return Bond ETF	136,680	$6,936,510
iShares® Core S&P 500® ETF	58,722	38,357,798
iShares® Core S&P® Mid-Cap ETF	119,415	8,064,095
iShares® MSCI Emerging Markets ex China ETF	102,970	8,099,620
iShares® S&P 100 ETF	45,972	14,622,314
Schwab Fundamental International Equity ETF	431,442	21,110,457
Vanguard® FTSE Developed Markets ETF	464,210	29,746,577
Vanguard® FTSE Emerging Markets ETF	234,170	12,656,888
Vanguard® Mega Cap Growth ETF	24,345	8,945,327
Vanguard® Small-Cap ETF	70,675	18,511,196
Vanguard® Total Bond Market ETF	62,978	4,637,700
Vanguard® Total Stock Market ETF	176,186	56,522,231
Total Exchange Traded Funds
(Cost $167,553,797)		228,210,713

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.13%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.600%	299,965	$299,965

Total Short-Term Investments
(Cost $299,965)			299,965

Total Investments - 100.05%
(Total cost $167,853,762)			228,510,678

Liabilities in Excess of Other Assets - (0.05)%			(119,093)

Net Assets - 100.00%			$228,391,585

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 27.20%
Enbridge, Inc.	233,372	$12,650,839
Gibson Energy, Inc.	124,101	2,647,773
Keyera Corp.	173,602	6,715,206
Pembina Pipeline Corp.	170,288	7,622,625
South Bow Corp.	158,168	5,262,034
TC Energy Corp.	120,070	7,518,725

Total Canadian Energy Infrastructure Companies
(Cost $32,290,968)		42,417,202

U.S. Energy Infrastructure Companies - 30.27%
Cheniere Energy, Inc.	29,875	8,477,330
DT Midstream, Inc.	55,914	7,529,938
Kinder Morgan, Inc.	227,359	7,623,347
Kinetik Holdings, Inc.	35,253	1,706,598
NextDecade Corp. (1)	96,995	742,982
ONEOK, Inc.	89,307	8,072,460
Select Water Solutions, Inc.	83,090	1,271,277
Targa Resources Corp.	30,272	7,590,099
Venture Global, Inc.	265,770	4,188,535

Total U.S. Energy Infrastructure Companies
(Cost $34,014,934)		47,202,566

U.S. Energy Infrastructure MLPs - 27.27%
Delek Logistics Partners LP	10,390	517,006
Energy Transfer LP	635,982	12,274,453
Enterprise Products Partners LP	297,915	11,273,104
Genesis Energy LP	58,862	1,049,509
Hess Midstream LP, Class A	97,925	3,806,345
MPLX LP	129,964	7,417,045
NGL Energy Partners LP (1)	62,200	766,926
Western Midstream Partners LP	131,525	5,414,884

Total U.S. Energy Infrastructure MLPs
(Cost $35,128,837)		42,519,272

U.S. General Partners - 14.88%
Antero Midstream Corp.	250,762	5,717,374
Plains GP Holdings LP, Class A	329,194	7,992,830
The Williams Cos., Inc.	130,309	9,483,889

Total U.S. General Partners
(Cost $15,534,340)		23,194,093
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.22%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.600%	349,809	$349,809

Total Short-Term Investments
(Cost $349,809)			349,809

Total Investments - 99.84%
(Total cost $117,318,888)			155,682,942

Other Assets in Excess of Liabilities - 0.16%			244,789

Net Assets - 100.00%			$155,927,731

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Global Opportunity Portfolio

Schedule of Investments

As of March 31, 2026 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 11.69%
Financials - 11.69%
HarbourVest Global Private Equity, Ltd. (1)	6,890	$277,777
HBM Healthcare Investments AG, Class A	765	216,291
HgCapital Trust PLC	139,870	718,307
NB Private Equity Partners, Ltd.	12,775	225,727
Oakley Capital Investments, Ltd.	51,910	321,552
Patria Private Equity Trust PLC	34,768	267,333

Total Financials		2,026,987

Total Closed-End Funds
(Cost $1,761,560)		2,026,987

Common Stocks - 86.14%
Communication Services - 1.34%
Meta Platforms, Inc., Class A	407	232,857

Consumer Discretionary - 3.78%
Amazon.com, Inc. (1)	1,415	294,702
Wesfarmers, Ltd.	7,030	358,924

Total Consumer Discretionary		653,626
Consumer Staples - 1.69%
Costco Wholesale Corp.	294	292,950

Financials - 60.19%
3i Group PLC	22,652	738,247
Apollo Global Management, Inc., Class A	5,840	650,693
Ares Management LP, Class A	5,970	651,327
Berkshire Hathaway, Inc., Class B (1)	1,564	749,469
Blackstone, Inc., Class A	5,590	642,794
Blue Owl Capital, Inc.	22,720	207,434
Brederode SA	6,102	721,801
Bridgepoint Group PLC (2)(3)	78,235	243,757
Carlyle Group, Inc.	3,580	173,236
CVC Capital Partners PLC (2)(3)	18,185	237,412
EQT AB	13,970	433,457
Hamilton Lane, Inc., Class A	3,935	391,139
Houlihan Lokey, Inc.	3,340	479,691
ICG PLC	20,180	413,875
Integral Corp.	5,580	113,328
Investor AB, B Shares Class B	10,845	410,752
KKR & Co., Inc., Class A	8,490	785,324
Mastercard, Inc., Class A	425	212,356
Mutares SE & Co. KGaA	9,910	332,582
Partners Group Holding AG	730	786,823
Sofina SA	865	210,045
Security Description	Shares	Value
StepStone Group, Inc., Class A	8,820	420,890
TPG, Inc.	10,520	426,165

Total Financials		10,432,597
Industrials - 10.38%
Carlisle Cos., Inc.	1,010	336,956
CSW Industrials, Inc.	524	136,544
Dover Corp.	1,110	231,380
FTAI Aviation, Ltd.	1,590	389,550
IES Holdings, Inc. (1)	535	254,911
Italmobiliare SpA	6,415	195,380
OEM International AB, Class B	18,605	253,526

Total Industrials		1,798,247
Information Technology - 8.76%
Constellation Software, Inc.	107	187,832
Dell Technologies, Inc.	1,670	274,097
GoDaddy, Inc. (1)	1,665	137,646
Intuit, Inc.	320	138,362
Lagercrantz Group AB, B Shares	9,745	208,175
Lam Research Corp.	1,621	346,343
Microsoft Corp.	610	225,803

Total Information Technology		1,518,258
Total Common Stocks
(Cost $13,886,431)		14,928,535

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.10%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.600%	364,819	$364,819

Total Short-Term Investments
(Cost $364,819)			364,819

Total Investments - 99.93%
(Total cost $16,012,810)			17,320,341

Other Assets in Excess of Liabilities - 0.07%			11,870

Net Assets - 100.00%			$17,332,211

(1)	Non-income producing security.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2026, the aggregate value of those securities was $481,169, which represents 2.78% of net assets.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $481,169, representing 2.78% of net assets.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

			U.S. $ Value		U.S. $ Value	Unrealized
Counterparty	Settlement Date	Fund Receiving	at March 31, 2026	Fund Delivering	at March 31, 2026	Appreciation/ (Depreciation)
State Street Bank and Trust Company	07/17/26	USD	$343,429	GBP	$341,487	$1,942
State Street Bank and Trust Company	05/22/26	USD	$635,590	GBP	$623,348	$12,242
						$14,184

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust

Notes to Quarterly Schedule of Investments	March 31, 2026 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively The “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio (collectively the “Portfolios”). The ALPS | Alerian Energy Infrastructure Portfolio is considered non-diversified under the 1940 Act and may invest a greater portion of its assets in a more limited number of issuers than a diversified portfolio. The Morningstar Portfolios and the ALPS Global Opportunity Portfolio are each considered diversified under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services - Investment Companies. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Portfolio as a whole. The Portfolios’ Treasurer is the CODM for each Portfolio. Each Portfolio’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Portfolio is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Portfolio, against which the CODM assesses performance.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures utilized by the Valuation Designee to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

ALPS Variable Investment Trust

March 31, 2026 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures utilized by the Valuation Designee. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

ALPS Variable Investment Trust

Notes to Quarterly Schedule of Investments	March 31, 2026 (Unaudited)

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of the period ended March 31, 2026:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,978,174	$-	$-	$29,978,174
Short-Term Investments	451,999	-	-	451,999
Total	$30,430,173	$-	$-	$30,430,173

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$51,158,756	$-	$-	$51,158,756
Short-Term Investments	373,558	-	-	373,558
Total	$51,532,314	$-	$-	$51,532,314

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$165,702,318	$-	$-	$165,702,318
Short-Term Investments	1,624,601	-	-	1,624,601
Total	$167,326,919	$-	$-	$167,326,919

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$291,775,327	$-	$-	$291,775,327
Short-Term Investments	202,669	-	-	202,669
Total	$291,977,996	$-	$-	$291,977,996

ALPS Variable Investment Trust

March 31, 2026 (Unaudited)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$228,210,713	$-	$-	$228,210,713
Short-Term Investments	299,965	-	-	299,965
Total	$228,510,678	$-	$-	$228,510,678

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$42,417,202	$-	$-	$42,417,202
U.S. Energy Infrastructure Companies	47,202,566	-	-	47,202,566
U.S. Energy Infrastructure MLPs	42,519,272	-	-	42,519,272
U.S. General Partners	23,194,093	-	-	23,194,093
Short-Term Investments	349,809	-	-	349,809
Total	$155,682,942	$-	$-	$155,682,942

ALPS Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value·	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,039,859	$987,128	$-	$2,026,987
Common Stocks	9,719,357	5,209,178	-	14,928,535
Short-Term Investments	364,819	-	-	364,819
Total	$11,124,035	$6,196,306	$-	$17,320,341

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency contracts	$-	$14,184	$-	$14,184
TOTAL	$-	$14,184	$-	$14,184

*	See Schedule of Investments for industry classifications.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the period ended March 31, 2026.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the ALPS | Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

ALPS Variable Investment Trust

Notes to Quarterly Schedule of Investments	March 31, 2026 (Unaudited)

Selected Risks

In the normal course of business, each Portfolio’s investment activities expose it to various types of risks associated with the financial instruments and markets in which it invests. Significant types of financial risks the Portfolios are exposed to include market risk, equity securities risk, concentration risk and non-U.S. securities risk. Each Portfolio’s prospectus and statement of additional information provide details of these and other types of risk.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of March 31, 2026, none of the Portfolios held more than 25% of its assets in other investment companies.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.